Note 11 - Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Net income	$ 66,776,511	$ 60,750,732
Weighted average common shares – outstanding, basic (in shares)	6,935,298	6,923,331
Basic earnings per share (in dollars per share)	$ 9.63	$ 8.77	$ 11
Dilutive effect of unvested shares (in shares)	23,100	50,642
Weighted average common shares – outstanding, diluted (in shares)	6,958,398	6,973,973
Diluted earnings per share (in dollars per share)	$ 9.6	$ 8.71	$ 11